Leases - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow, Operating Activities, Lessee [Abstract]
Operating cash flows from operating leases	$ 441,111	$ 428,263